Other note	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Other note
46.
Project Reimagine was approved by the JLR board on February 11, 2021, which targets the production of more sustainable and fully electric luxury vehicles including the goal of having a fully electric fleet of luxury vehicles by the end of the decade and 100% of sales from pure battery electric vehicles by 2036, as well as striving toward achieving net zero carbon emissions across its supply chain, among other environmentally driven strategies by 2039. This revised strategy, particularly the cancellation of the Modular Longitudinal Architecture (MLA)—Mid architecture, resulted in a charge being recognised comprising the following:

(i)	Asset write-downs of GBP 951.8 million (Rs. 96,061.1 million) in relation to models cancelled.

(ii)
Restructuring costs of GBP 533.8 million (Rs. 53,881.9 million) includes Costs of GBP 526.4 million (Rs. 53,122.9 million) accruals to settle legal obligations on work performed to date and provisions for redundancies and other third party obligations and defined benefit past service cost of GBP 7.5 million (Rs.759.0 million).